Taxation - Disclosure of major components of tax expense (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
Charge for the yeara		$ 6,501	$ 7,187	$ 9,048
Adjustment in respect of prior years		(188)	234	(373)
Current tax		6,313	7,421	8,675
Deferred tax
Origination and reversal of temporary differences in the current yearb		(537)	(1,851)	(238)
Adjustment in respect of prior years		675	(17)	(568)
Deferred tax expense (income) recognised in profit or loss		138	(1,868)	(806)
Tax charge on profit		6,451	5,553	7,869
Current tax expense (income), related to Pillar Two income taxes		55	4
Tax charge related to tax rate changes or imposition of new taxes			213	(232)
Changes in price assumptions and profit forecasts
Deferred tax
Adjustment in respect of prior years		558	$ 190	$ 263
UNITED KINGDOM
Deferred tax
Tax charge related to tax rate changes or imposition of new taxes	$ 96	539
Germany
Deferred tax
Tax charge related to tax rate changes or imposition of new taxes		$ 235